Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Capitalized		$ 491,273	$ 704,732	$ 1,262,130	$ 1,350,735	$ 0
Description of lease term					Lease terms for real estate generally range from 1 to 16.5 years
Cosing costs			6,500,000		$ 6,500,000
Amount received			6,000,000		$ 649,477
Promissory note	$ 950,000		500,000
Initial recognition on promissory note	$ 931,103		389,816
Gain			155,532
Operating Lease, Payments			$ 41,074